Interest-bearing loans and borrowings - Reconciliation of movements of liabilities to cash flows arising from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Liabilities
Total liability-related other changes	$ 23,853	$ 40,662
Equity
Total equity-related other changes (Note 15)	236,016	(326,992)
Total
Liabilities and equity beginning balance	3,672,762	3,585,199
Proceeds from loans and borrowings (Note 17)	1,038,450	1,137,825
Proceeds from issue of other borrowings (Note 17)	231,845	371,755
Proceeds from transfer of treasury shares (Note 15)	1,080
Repayment of sale and leaseback agreement (Note 17)	(22,667)	(22,667)
Transaction costs related to loans and borrowings (Note 17)	(5,871)	(4,422)
Repayment of borrowings (Note 17)	(976,670)	(726,032)
Repayment of commercial paper (Note 17)	(279,314)	(303,426)
Repayment of lease liabilities (Note 17)	(25,527)	(54,928)
Dividend paid	(24,221)	(24,212)
Total changes from financing cash flows	(62,895)	373,893
Amortization of transaction costs (Note 17)	5,791	6,704
Amortization of above par issuance (Note 17)	(57)	(174)
Amortization of below par issuance (Note 17)	28	28
New leases (Note 17)	14,060	24,729
Interest expense (Note 6)	10,046	12,402
Translation differences (Note 17)	(6,015)	(3,027)
Total equity-related other changes (Note 15)	236,016	(326,992)
Liabilities and equity ending balance	3,869,736	3,672,762
Share capital / premium
Equity
Equity beginning balance	1,941,697	1,941,697
Proceeds from loans and borrowings (Note 17)	0	0
Proceeds from issue of other borrowings (Note 17)	0	0
Proceeds from transfer of treasury shares (Note 15)	0
Repayment of sale and leaseback liability (Note 17)	0	0
Transaction costs related to loans and borrowings (Note 17)	0	0
Repayment of borrowings (Note 17)	0	0
Repayment of commercial paper (Note 17)	0	0
Repayment of lease liabilities (Note 17)	0	0
Dividend paid	(24,221)	0
Total changes from financing cash flows, equity	(24,221)	0
Total equity-related other changes (Note 15)	0	0
Equity ending balance	1,917,476	1,941,697
Total
Total equity-related other changes (Note 15)	0	0
Reserves
Equity
Equity beginning balance	2,849	(6,521)
Proceeds from loans and borrowings (Note 17)	0	0
Proceeds from issue of other borrowings (Note 17)	0	0
Proceeds from transfer of treasury shares (Note 15)	0
Repayment of sale and leaseback liability (Note 17)	0	0
Transaction costs related to loans and borrowings (Note 17)	0	0
Repayment of borrowings (Note 17)	0	0
Repayment of commercial paper (Note 17)	0	0
Repayment of lease liabilities (Note 17)	0	0
Dividend paid	0	0
Total changes from financing cash flows, equity	0	0
Total equity-related other changes (Note 15)	30,180	9,370
Equity ending balance	33,029	2,849
Total
Total equity-related other changes (Note 15)	30,180	9,370
Treasury shares
Equity
Equity beginning balance	(164,104)	(164,104)
Proceeds from loans and borrowings (Note 17)	0	0
Proceeds from issue of other borrowings (Note 17)	0	0
Proceeds from transfer of treasury shares (Note 15)	1,080
Repayment of sale and leaseback liability (Note 17)	0	0
Transaction costs related to loans and borrowings (Note 17)	0	0
Repayment of borrowings (Note 17)	0	0
Repayment of commercial paper (Note 17)	0	0
Repayment of lease liabilities (Note 17)	0	0
Dividend paid	0	0
Total changes from financing cash flows, equity	1,080	0
Total equity-related other changes (Note 15)	0	0
Equity ending balance	(163,024)	(164,104)
Total
Total equity-related other changes (Note 15)	0	0
Retained earnings
Equity
Equity beginning balance	180,140	540,714
Proceeds from loans and borrowings (Note 17)	0	0
Proceeds from issue of other borrowings (Note 17)	0	0
Proceeds from transfer of treasury shares (Note 15)	0
Repayment of sale and leaseback liability (Note 17)	0	0
Transaction costs related to loans and borrowings (Note 17)	0	0
Repayment of borrowings (Note 17)	0	0
Repayment of commercial paper (Note 17)	0	0
Repayment of lease liabilities (Note 17)	0	0
Dividend paid		(24,212)
Total changes from financing cash flows, equity	0	(24,212)
Total equity-related other changes (Note 15)	205,836	(336,362)
Equity ending balance	385,976	180,140
Total
Total equity-related other changes (Note 15)	205,836	(336,362)
Loans and borrowings
Liabilities
Liabilities beginning balance	1,205,148	856,860
Proceeds from loans and borrowings (Note 17)	1,038,450	937,825
Proceeds from issue of other borrowings (Note 17)	0	0
Proceeds from transfer of treasury shares (Note 15)	0
Repayment of sale and leaseback agreement (Note 17)	0	0
Transaction costs related to loans and borrowings (Note 17)	(5,871)	(1,122)
Repayment of borrowings (Note 17)	(909,470)	(594,232)
Repayment of commercial paper (Note 17)	0	0
Repayment of lease liabilities (Note 17)	0	0
Dividend paid	0	0
Total changes from financing cash flows, liabilities	123,109	342,471
Amortization of transaction costs (Note 17)	4,926	5,817
Amortization of above par issuance (Note 17)	0	0
Amortization of below par issuance (Note 17)	0	0
New leases (Note 17)	0	0
Interest expense (Note 6)	0	0
Translation differences (Note 17)	0	0
Total liability-related other changes	4,926	5,817
Liabilities ending balance	1,333,183	1,205,148
Other Notes
Liabilities
Liabilities beginning balance	263,920	198,279
Proceeds from loans and borrowings (Note 17)	0	200,000
Proceeds from issue of other borrowings (Note 17)	0	0
Proceeds from transfer of treasury shares (Note 15)	0
Repayment of sale and leaseback agreement (Note 17)	0	0
Transaction costs related to loans and borrowings (Note 17)	0	(3,300)
Repayment of borrowings (Note 17)	(67,200)	(131,800)
Repayment of commercial paper (Note 17)	0	0
Repayment of lease liabilities (Note 17)	0	0
Dividend paid	0	0
Total changes from financing cash flows, liabilities	(67,200)	64,900
Amortization of transaction costs (Note 17)	865	887
Amortization of above par issuance (Note 17)	(57)	(174)
Amortization of below par issuance (Note 17)	28	28
New leases (Note 17)	0	0
Interest expense (Note 6)	0	0
Translation differences (Note 17)	0	0
Total liability-related other changes	836	741
Liabilities ending balance	197,556	263,920
Other borrowings
Liabilities
Liabilities beginning balance	204,061	151,353
Proceeds from loans and borrowings (Note 17)	0	0
Proceeds from issue of other borrowings (Note 17)	231,845	371,755
Proceeds from transfer of treasury shares (Note 15)	0
Repayment of sale and leaseback agreement (Note 17)	(22,667)	(22,667)
Transaction costs related to loans and borrowings (Note 17)	0	0
Repayment of borrowings (Note 17)	0	0
Repayment of commercial paper (Note 17)	(279,314)	(303,426)
Repayment of lease liabilities (Note 17)	0	0
Dividend paid	0	0
Total changes from financing cash flows, liabilities	(70,136)	45,662
Amortization of transaction costs (Note 17)	0	0
Amortization of above par issuance (Note 17)	0	0
Amortization of below par issuance (Note 17)	0	0
New leases (Note 17)	0	0
Interest expense (Note 6)	8,809	10,024
Translation differences (Note 17)	(5,873)	(2,978)
Total liability-related other changes	2,936	7,046
Liabilities ending balance	136,861	204,061
Lease liabilities
Liabilities
Liabilities beginning balance	39,051	66,921
Proceeds from loans and borrowings (Note 17)	0	0
Proceeds from issue of other borrowings (Note 17)	0	0
Proceeds from transfer of treasury shares (Note 15)	0
Repayment of sale and leaseback agreement (Note 17)	0	0
Transaction costs related to loans and borrowings (Note 17)	0	0
Repayment of borrowings (Note 17)	0	0
Repayment of commercial paper (Note 17)	0	0
Repayment of lease liabilities (Note 17)	(25,527)	(54,928)
Dividend paid	0	0
Total changes from financing cash flows, liabilities	(25,527)	(54,928)
Amortization of transaction costs (Note 17)	0	0
Amortization of above par issuance (Note 17)	0	0
Amortization of below par issuance (Note 17)	0	0
New leases (Note 17)	14,060	24,729
Interest expense (Note 6)	1,237	2,378
Translation differences (Note 17)	(142)	(49)
Total liability-related other changes	15,155	27,058
Liabilities ending balance	$ 28,679	$ 39,051